Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Operating activities
Net income	$ 51,612
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,882
Amortization of deferred financing costs and debt discount	645
Stock compensation expense	1,967
Change in warrant liabilities	0
Gain in fair value change of contingent consideration - TRA liability	(3,026)
Unrealized (gain) loss on foreign currency transactions	(956)
Deferred income taxes	(23,398)
Loss on disposal of property and equipment	72
Changes in operating assets and liabilities:
Accounts receivable, net	(4,672)
Inventories	3,284
Prepaid expenses	(909)
Other current assets	(2,346)
Accounts payable	(2,601)
Accrued interest	(15)
Accrued expenses and other current liabilities	1,726
Other	86
Net cash provided by operating activities	25,351
Investing activities
Purchases of property and equipment	(886)
Acquisition of business, net of cash acquired	(1,757)
Net cash used in investing activities	(2,643)
Financing activities
Proceeds from option exercises	0
Cash received from warrant exercises	231
Principal payments of long-term debt	(500)
Net cash used in financing activities	(269)
Cash and cash equivalents
Net increase (decrease) in cash	22,439
Effect of exchange rate on cash	70
Cash at beginning of period	56,501
Cash and cash equivalents at end of period	79,010
Supplemental disclosures of cash flow information
Cash paid for interest	5,481
Cash paid for taxes	$ 1,755
(Predecessor)
Operating activities
Net income		$ 10,250
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		4,927
Amortization of deferred financing costs and debt discount		983
Stock compensation expense		1,063
Change in warrant liabilities		397
Gain in fair value change of contingent consideration - TRA liability		0
Unrealized (gain) loss on foreign currency transactions		718
Deferred income taxes		(1,369)
Loss on disposal of property and equipment		0
Changes in operating assets and liabilities:
Accounts receivable, net		1,584
Inventories		6,474
Prepaid expenses		(51)
Other current assets		(3,345)
Accounts payable		(6,050)
Accrued interest		49
Accrued expenses and other current liabilities		3,748
Other		9
Net cash provided by operating activities		19,387
Investing activities
Purchases of property and equipment		(284)
Acquisition of business, net of cash acquired		(21,039)
Net cash used in investing activities		(21,323)
Financing activities
Proceeds from option exercises		109
Cash received from warrant exercises		0
Principal payments of long-term debt		(3,586)
Net cash used in financing activities		(3,477)
Cash and cash equivalents
Net increase (decrease) in cash		(5,413)
Effect of exchange rate on cash		(162)
Cash at beginning of period		78,492
Cash and cash equivalents at end of period		72,917
Supplemental disclosures of cash flow information
Cash paid for interest		12,444
Cash paid for taxes		$ 1,710